Financial Instruments - Summary Of Liquidity and Interest Risk (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, Weighted Average Interest Rate	6.63%	4.85%
Other payables	$ 5,970,000	$ 10,768,000
Legal liabilities	4,000,000
Total	9,970,000	10,768,000
Lease liabilities	686,000	1,024,000
Other payables, Carrying Amount	5,970,000	10,768,000
Legal liabilities, Carrying amount	4,000,000
Total, Carrying Amount	9,970,000	10,768,000
Lease liabilities	643,000	966,000
On demand or less than 1 Month [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other payables	5,970,000	10,768,000
Total	5,970,000	10,768,000
Lease liabilities		19,000
1 to 3 Months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	52,000	39,000
3 Months to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Legal liabilities	1,000,000
Total	1,000,000
Lease liabilities	157,000	175,000
1 to 2 Year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Legal liabilities	3,000,000
Total	3,000,000
Lease liabilities	186,000	484,000
Lease liabilities	186,000	484,000
2 to 4 Years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	$ 248,000	$ 249,000